Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income
Interest and fees on loans	$ 20,081,852	$ 20,610,580	$ 23,244,808
Interest on securities
Taxable	8,226,508	7,949,437	7,326,516
Non-taxable	3,022,992	3,504,084	3,751,909
Other interest	49,398	51,994	64,580
Total interest income	31,380,750	32,116,095	34,387,813
Interest expense
Deposits	1,754,909	1,944,997	2,710,082
Other borrowed funds	1,263,386	2,135,460	2,998,939
Total interest expense	3,018,295	4,080,457	5,709,021
Net interest income	28,362,455	28,035,638	28,678,792
Provision for loan losses	(923,397)	(2,204,366)	(1,545,797)
Net interest income after provision for loan losses	27,439,058	25,831,272	27,132,995
Non-interest income
Service charges on deposit accounts	3,932,691	3,884,997	3,702,425
Other service charges and fees	2,096,836	1,953,263	1,840,211
Net gains on sales of securities	14,542	423,388	459,934
Other income	2,118,435	1,554,454	1,399,209
Total non-interest income	8,162,504	7,816,102	7,401,779
Non-interest expense
Salaries and employee benefits	13,095,023	13,110,603	13,736,939
Occupancy expense	2,129,193	2,016,965	2,007,513
Equipment expense	3,065,842	2,379,167	2,480,323
Other expense	8,033,654	7,220,876	7,875,192
Total non-interest expense	26,323,712	24,727,611	26,099,967
Income before income taxes	9,277,850	8,919,763	8,434,807
Income tax expense	1,828,091	1,769,903	1,650,808
Net income	$ 7,449,759	$ 7,149,860	$ 6,783,999
Net income per share - basic	$ 1.53	$ 1.47	$ 1.40
Net income per share - diluted	$ 1.53	$ 1.47	$ 1.39
Average shares outstanding
Basic	4,870,114	4,868,263	4,857,798
Diluted	4,870,749	4,869,767	4,865,865